ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Santa Gertrudis Project
ACQUISITIONS
Schedule of allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:

Cash paid for acquisition	$71,999

Loan obligation set-off	7,621

Total purchase price to allocate	$79,620

Fair value of assets acquired and liabilities assumed:

Mining properties	$79,201

Cash and cash equivalents	10

Other current assets	1,214

Accounts payable and accrued liabilities	(805)

Net assets acquired	$79,620